SIGNIFICANT ACCOUNTING POLICIES - Account Receivable Concentration of Credit Risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Accounts receivable	¥ 298,038	¥ 188,940	$ 45,676
Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 194,414	¥ 144,086
Concentration risk, percentage	65.20%	76.30%
Company A | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 26,005	¥ 13,495
Concentration risk, percentage	8.70%	7.10%
Company B | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 59,987	¥ 50,567
Concentration risk, percentage	20.10%	26.80%
Company C | Accounts Receivable
Concentration Risk [Line Items]
Accounts receivable	¥ 108,422	¥ 80,024
Concentration risk, percentage	36.40%	42.40%